AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks
Australia — 2.1%
BHP Group Ltd.	225,262	$ 5,601,002
BHP Group PLC	145,770	3,103,678
		8,704,680
Austria — 0.5%
Erste Group Bank AG*	61,826	2,044,390
Belgium — 0.9%
Anheuser-Busch InBev SA/NV	16,807	1,604,254
KBC Group NV	36,452	2,369,251
		3,973,505
Brazil — 0.6%
Itau Unibanco Holding SA, ADR	284,950	2,396,430
Canada — 0.0%
Nortel Networks Corp.*^	2,492	—
China — 2.9%
Alibaba Group Holding Ltd., ADR*	20,003	3,345,102
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	448,500	5,169,468
Prosus NV*	5,621	412,627
Tencent Holdings Ltd.	78,800	3,319,087
		12,246,284
Denmark — 1.7%
Novo Nordisk A/S (Class B Stock)	143,556	7,387,936
France — 15.0%
Accor SA	83,071	3,465,348
Airbus SE	37,294	4,841,840
AXA SA	150,102	3,832,979
Capgemini SE	34,554	4,068,676
EssilorLuxottica SA	28,524	4,109,204
Legrand SA	56,539	4,037,297
L’Oreal SA	16,626	4,652,994
LVMH Moet Hennessy Louis Vuitton SE	17,854	7,105,401
Orange SA	298,934	4,689,220
Pernod Ricard SA	28,864	5,142,848
Safran SA	30,554	4,810,995
Schneider Electric SE	64,910	5,691,065
TOTAL SA	143,764	7,496,529
		63,944,396
Germany — 8.2%
adidas AG	13,871	4,317,554
Allianz SE	30,605	7,133,451
Continental AG	26,656	3,412,939
Deutsche Boerse AG	30,245	4,726,911
Fresenius Medical Care AG & Co. KGaA	40,809	2,745,309
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,338	4,226,736
SAP SE	69,010	8,119,336
		34,682,236
	Shares	Value
Common Stocks (continued)
Hong Kong — 4.2%
AIA Group Ltd.	1,106,600	$ 10,465,694
CK Asset Holdings Ltd.	587,000	3,975,885
Hong Kong Exchanges & Clearing Ltd.	115,800	3,411,380
		17,852,959
India — 1.2%
HDFC Bank Ltd., ADR	87,372	4,984,573
Japan — 17.6%
Asahi Group Holdings Ltd.	42,600	2,116,421
Daikin Industries Ltd.	34,700	4,590,222
FANUC Corp.	18,400	3,488,042
Honda Motor Co. Ltd.	122,700	3,191,858
Kao Corp.	56,200	4,172,713
Keyence Corp.	11,000	6,855,891
Komatsu Ltd.	206,100	4,763,302
Kubota Corp.	296,500	4,516,024
Makita Corp.	115,700	3,684,513
Mitsui Fudosan Co. Ltd.	152,800	3,806,149
Nidec Corp.	29,100	3,944,822
Recruit Holdings Co. Ltd.	109,300	3,343,209
Shin-Etsu Chemical Co. Ltd.	51,100	5,516,318
Shiseido Co. Ltd.	50,100	4,021,386
SMC Corp.	9,523	4,103,559
Sony Corp.	121,300	7,179,674
Sumitomo Mitsui Financial Group, Inc.	162,200	5,564,354
		74,858,457
Macau — 0.8%
Sands China Ltd.	709,600	3,220,091
Netherlands — 5.6%
ASML Holding NV	33,273	8,269,204
ING Groep NV	329,223	3,448,797
Royal Dutch Shell PLC (Class A Stock)	413,972	12,132,397
		23,850,398
Singapore — 1.3%
DBS Group Holdings Ltd.	307,800	5,569,792
South Africa — 0.2%
Naspers Ltd. (Class N Stock)	5,621	850,106
South Korea — 1.3%
Samsung Electronics Co. Ltd., GDR	5,545	5,633,177
Spain — 1.2%
Industria de Diseno Textil SA	170,165	5,266,354
Sweden — 2.2%
Atlas Copco AB (Class A Stock)	131,758	4,052,725
Epiroc AB (Class A Stock)	155,463	1,684,309
Svenska Handelsbanken AB (Class A Stock)	378,076	3,541,630
		9,278,664
Switzerland — 12.0%
Alcon, Inc.*	50,073	2,920,030
Cie Financiere Richemont SA	55,689	4,087,511
LafargeHolcim Ltd.*	68,338	3,360,191
Nestle SA	166,796	18,089,509
Novartis AG	129,793	11,242,258
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AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Switzerland (cont’d.)
Roche Holding AG	38,437	$ 11,194,203
		50,893,702
Taiwan — 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	120,329	5,592,892
United Kingdom — 16.0%
Aviva PLC	618,553	3,032,890
Burberry Group PLC	261,015	6,965,566
Diageo PLC	213,747	8,736,025
GlaxoSmithKline PLC	399,379	8,544,181
Legal & General Group PLC	1,207,716	3,688,059
Linde PLC	28,709	5,576,373
London Stock Exchange Group PLC	55,677	5,004,536
Prudential PLC	254,954	4,614,828
RELX PLC	211,175	5,022,515
Smith & Nephew PLC	205,251	4,947,041
Unilever PLC	133,315	8,008,018
WPP PLC	303,192	3,790,013
		67,930,045
United States — 1.1%
Ferguson PLC	66,843	4,876,078

Total Long-Term Investments (cost $356,820,300)		416,037,145
	Shares	Value

Short-Term Investment — 1.4%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund(w)	6,141,332	$ 6,141,332

Total Short-Term Investment (cost $6,141,332)		6,141,332

TOTAL INVESTMENTS—99.3% (cost $362,961,632)		422,178,477

Other assets in excess of liabilities — 0.7%		2,914,430

Net Assets — 100.0%		$ 425,092,907

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2